Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net change in proceeds managed
Net change in short-term investments	$ 38,737	$ 1,427	$ (38,485)
Operating cash flow provided (used)	38,737	1,427	(38,485)
Net change in liabilities
Liabilities for collateral, beginning of year	(99,668)	(101,095)	(62,610)
Liabilities for collateral, end of year	(60,931)	(99,668)	(101,095)
Operating cash flow (used) provided	$ (38,737)	$ (1,427)	$ 38,485